Segmented Information - Operating Results by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total Insurance revenue	$ 21,356	$ 18,902
Net investment income (loss)	11,586	(20,580)
Fee income	7,832	7,447
Total revenue	40,774	5,769
Other expenses (income)
Insurance service expenses	18,450	16,456
Reinsurance contract held net income (expenses)	69	153
Insurance finance income (expenses) from insurance contracts issued	9,675	(22,595)
Reinsurance finance (income) expenses	(59)	440
Decrease (increase) in investment contract liabilities	331	152
Other income	(169)	0
Interest expenses	552	445
Operating expenses and commissions	7,995	7,092
Total other expenses (income)	36,844	2,143
Income (loss) before income taxes	3,930	3,626
Income tax expense (benefit)	461	546
Total net income (loss)	3,469	3,080
Less: Net income (loss) allocated to the participating account (Note 20)	178	83
Net income (loss) attributable to non-controlling interests	126	56
Shareholders' net income (loss)	3,165	2,941
Consolidation adjustments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Net investment income (loss)	(95)	(94)
Fee income	(503)	(435)
Total revenue	(598)	(529)
Other expenses (income)
Insurance service expenses	0	0
Reinsurance contract held net income (expenses)	0	0
Insurance finance income (expenses) from insurance contracts issued	0	0
Reinsurance finance (income) expenses	0	0
Decrease (increase) in investment contract liabilities	0	0
Other income	0
Interest expenses	(96)	(85)
Operating expenses and commissions	(502)	(444)
Total other expenses (income)	(598)	(529)
Income (loss) before income taxes	0	0
Income tax expense (benefit)	0	0
Total net income (loss)	0	0
Less: Net income (loss) allocated to the participating account (Note 20)	0	0
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	0	0
Annuities
Disclosure of operating segments [line items]
Total Insurance revenue	2,258	2,244
Annuities | Consolidation adjustments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Life insurance
Disclosure of operating segments [line items]
Total Insurance revenue	5,356	5,220
Life insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Health insurance
Disclosure of operating segments [line items]
Total Insurance revenue	13,742	11,438
Health insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Canada | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	8,165	8,111
Net investment income (loss)	7,514	(10,698)
Fee income	1,483	1,395
Total revenue	17,162	(1,192)
Other expenses (income)
Insurance service expenses	6,855	6,920
Reinsurance contract held net income (expenses)	164	262
Insurance finance income (expenses) from insurance contracts issued	6,415	(11,752)
Reinsurance finance (income) expenses	2	(97)
Decrease (increase) in investment contract liabilities	326	160
Other income	(102)
Interest expenses	160	201
Operating expenses and commissions	1,751	1,512
Total other expenses (income)	15,571	(2,794)
Income (loss) before income taxes	1,591	1,602
Income tax expense (benefit)	275	335
Total net income (loss)	1,316	1,267
Less: Net income (loss) allocated to the participating account (Note 20)	64	26
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	1,252	1,241
Canada | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	1,916	1,833
Canada | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	2,165	2,125
Canada | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	4,084	4,153
U.S. | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	11,721	9,004
Net investment income (loss)	1,321	(3,840)
Fee income	458	307
Total revenue	13,500	5,471
Other expenses (income)
Insurance service expenses	10,522	8,200
Reinsurance contract held net income (expenses)	(100)	(91)
Insurance finance income (expenses) from insurance contracts issued	1,250	(4,744)
Reinsurance finance (income) expenses	(57)	538
Decrease (increase) in investment contract liabilities	0	0
Other income	0
Interest expenses	107	73
Operating expenses and commissions	1,031	795
Total other expenses (income)	12,753	4,771
Income (loss) before income taxes	747	700
Income tax expense (benefit)	148	141
Total net income (loss)	599	559
Less: Net income (loss) allocated to the participating account (Note 20)	23	27
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	576	532
U.S. | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	222	0
U.S. | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	1,999	1,811
U.S. | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	9,500	7,193
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Net investment income (loss)	187	37
Fee income	5,953	5,736
Total revenue	6,140	5,773
Other expenses (income)
Insurance service expenses	0	0
Reinsurance contract held net income (expenses)	0	0
Insurance finance income (expenses) from insurance contracts issued	0	0
Reinsurance finance (income) expenses	0	0
Decrease (increase) in investment contract liabilities	0	0
Other income	0
Interest expenses	158	96
Operating expenses and commissions	4,480	4,126
Total other expenses (income)	4,638	4,222
Income (loss) before income taxes	1,502	1,551
Income tax expense (benefit)	309	347
Total net income (loss)	1,193	1,204
Less: Net income (loss) allocated to the participating account (Note 20)	0	0
Net income (loss) attributable to non-controlling interests	126	56
Shareholders' net income (loss)	1,067	1,148
Asset Management | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Asset Management | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Asset Management | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Asia | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	1,385	1,323
Net investment income (loss)	2,347	(4,739)
Fee income	300	340
Total revenue	4,032	(3,076)
Other expenses (income)
Insurance service expenses	972	993
Reinsurance contract held net income (expenses)	7	(25)
Insurance finance income (expenses) from insurance contracts issued	1,897	(4,813)
Reinsurance finance (income) expenses	(4)	(3)
Decrease (increase) in investment contract liabilities	5	(8)
Other income	0
Interest expenses	74	65
Operating expenses and commissions	489	451
Total other expenses (income)	3,440	(3,340)
Income (loss) before income taxes	592	264
Income tax expense (benefit)	(10)	24
Total net income (loss)	602	240
Less: Net income (loss) allocated to the participating account (Note 20)	91	30
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	511	210
Asia | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	22	29
Asia | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	1,210	1,212
Asia | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	153	82
Corporate | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	85	464
Net investment income (loss)	312	(1,246)
Fee income	141	104
Total revenue	538	(678)
Other expenses (income)
Insurance service expenses	101	343
Reinsurance contract held net income (expenses)	(2)	7
Insurance finance income (expenses) from insurance contracts issued	113	(1,286)
Reinsurance finance (income) expenses	0	2
Decrease (increase) in investment contract liabilities	0	0
Other income	(67)
Interest expenses	149	95
Operating expenses and commissions	746	652
Total other expenses (income)	1,040	(187)
Income (loss) before income taxes	(502)	(491)
Income tax expense (benefit)	(261)	(301)
Total net income (loss)	(241)	(190)
Less: Net income (loss) allocated to the participating account (Note 20)	0	0
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	(241)	(190)
Corporate | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	98	382
Corporate | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	(18)	72
Corporate | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	$ 5	$ 10